Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Revenue from Contract with Customer [Abstract]
Schedule of Revenue by Geographic Locations	Total revenue by geographical location (in thousands):

	December 31,
	2021	2020	2019
License revenue
United Kingdom	$—	$242	$—
United States	1,507	—	—
Total License revenue	$1,507	$242	$—